Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 0.0	$ 0.0	$ 1,812.0
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	0.0	0.0	539.0
Dividend income	$ 0.1	$ 1.0	$ 36.0